Basis of preparation (Details) - GBP (£) £ in Millions	6 Months Ended					12 Months Ended
	Jun. 30, 2022		Dec. 30, 2021 [2]	Jun. 30, 2021		Dec. 31, 2021		Dec. 31, 2020	[3]
Disclosure of retrospective restatement [line items]
Litigation and conduct	£ (1,833)			£ (164)	[1]	£ (374)
Operating expenses	(7,092)			(5,223)	[1]	(10,259)
Profit before tax	2,605			3,257	[1]	5,418
Taxation	(476)			(594)	[1]	(830)
Profit after tax	2,129	[2]	£ 1,925	2,663	[3]	4,588
Total comprehensive income for the year	2,409	[2]	£ 1,871	1,032	[3]
Adjustment for non-cash items				5,078
Current tax liabilities	449					688	[4]
Provisions	2,645					1,110	[4]
Total liabilities	1,213,829					1,005,461	[4]
Retained earnings	46,721					43,415	[4]
Total equity	£ 58,916	[2]		53,636	[3]	56,317	[2]	£ 53,710
Barclays PLC
Disclosure of retrospective restatement [line items]
Current tax liabilities						342
Provisions						919
Total liabilities						1,011,979
Retained earnings						37,180
Total equity						52,692
Previously stated
Disclosure of retrospective restatement [line items]
Litigation and conduct				(87)		(154)
Operating expenses				(5,146)		(10,039)
Profit before tax				3,334		5,638
Taxation				(611)		(880)
Profit after tax				2,723		4,758
Total comprehensive income for the year				1,092
Adjustment for non-cash items				5,001
Current tax liabilities						738
Provisions						890
Total liabilities						1,005,291
Retained earnings						43,585
Total equity						56,487
Previously stated | Barclays PLC
Disclosure of retrospective restatement [line items]
Current tax liabilities						392
Provisions						699
Total liabilities						1,011,809
Retained earnings						37,350
Total equity						52,862
Increase (decrease) due to corrections of prior period errors
Disclosure of retrospective restatement [line items]
Litigation and conduct				(77)		(220)
Operating expenses				(77)		(220)
Profit before tax				(77)		(220)
Taxation				17		50
Profit after tax				(60)		(170)
Total comprehensive income for the year				(60)
Adjustment for non-cash items				£ 77
Current tax liabilities						(50)
Provisions						220
Total liabilities						170
Retained earnings						(170)
Total equity						(170)
Increase (decrease) due to corrections of prior period errors | Barclays PLC
Disclosure of retrospective restatement [line items]
Current tax liabilities						(50)
Provisions						220
Total liabilities						170
Retained earnings						(170)
Total equity						£ (170)

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
[2]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
[3]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
[4]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.